Trade and Other Payables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and Other payables [Abstract]
Schedule of Trade and Other Payables
	June 30, 2023	December 31, 2022
	EUR	EUR
Trade payables – outside parties	319,279	100,791
Trade payables – related parties	25,695	29,533
Other payables – outside parties	77,792	512,698
Other payables – related parties	-	7,235
	422,766	650,258